Net Income /(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$ (126,570)	$ (129,842)	$ (540,548)
Net loss from discontinued operations attributable to Sohu.com Limited, basic	(22,766)	(30,240)	(13,978)
Net loss attributable to Sohu.com Limited, basic	(149,336)	(160,082)	(554,526)
Effect of dilutive securities:
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(127,738)	(130,960)	(542,026)
Net loss from discontinued operations attributable to Sohu.com Limited, diluted	(22,711)	(29,999)	(13,764)
Net loss attributable to Sohu.com Limited, diluted	$ (150,449)	$ (160,959)	$ (555,790)
Denominator:
Weighted average basic ordinary shares outstanding	39,249	38,959	38,858
Effect of dilutive securities:
Share options and restricted share units	0	0	0
Weighted average diluted ordinary shares outstanding	39,249	38,959	38,858
Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$ (3.22)	$ (3.33)	$ (13.91)
Discontinued operations	(0.58)	(0.78)	(0.36)
Net loss per share	(3.80)	(4.11)	(14.27)
Diluted net loss per share attributable to Sohu.com Limited
Continuing operations, diluted	(3.25)	(3.36)	(13.95)
Discontinued operations, diluted	(0.58)	(0.77)	(0.35)
Net loss per share	$ (3.83)	$ (4.13)	$ (14.30)
Sogou [Member]
Effect of dilutive securities:
Incremental dilution	$ (606)	$ (496)	$ (31)
Changyou [Member]
Effect of dilutive securities:
Incremental dilution	$ (507)	$ (381)	$ (1,233)